Fees Summary	Nov. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,229,000.00
Previously Paid Amount	0.00
Total Fee Amount	169.72
Total Offset Amount	0.00
Net Fee	169.72
Narrative - Max Aggregate Offering Price	$ 1,229,000.00
Final Prospectus	true